OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUALS
Schedule of components of other payables and accruals

	2017	2018
	RMB	RMB
Receipts from customers	580,794	808,799
Payables to customers related to government policy compliance incentives	71,638	114,909
Professional service fees	3,274	3,727
Office expenses	8,636	7,338
Payables to employees related to net proceeds from share options exercised	137	3,217
Accrued interest expense related to convertible senior notes	7,632	8,016
Payable for acquisition	27,923	—
Others	3,407	6,172
Total	703,441	952,178